Portfolio Manager's Letter
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.


Dear Investor:

1995 was a very good year for investors in the U.S. financial markets. The broad stock market averages repeatedly closed at record highs, and bond prices surged as long-term interest rates fell almost two percent. Several general factors contributed to this strong performance. First, the U.S. economy grew at a moderate pace throughout the year. Second, the rate of inflation declined, reaching its lowest level since the 1960s. Third, the Federal Reserve began lowering short-term interest rates during the second half of the year. Finally, during the fourth quarter, Congress and the President appeared close to reaching an agreement to eliminate the Federal budget deficit over the next seven years.

The substantial decline in long-term interest rates during 1995 provided municipal bond investors with historically high total returns. These returns were achieved despite investor concern about tax reform; Orange County, California's bankruptcy; and new issue supply which reached $156 billion due to a large number of refunding deals in the fourth quarter.

During 1995 First Investors Insured Tax Exempt Fund, Inc. returned 16.0% on Class A shares on a net asset value basis, somewhat below the Lipper Analytical Services, Inc.'s insured municipal bond fund average. Class B shares, which were first offered for sale on January 12, 1995, returned 14.3%. The large decline in long-term interest rates during 1995 provided investors with substantial capital appreciation in addition to dividends from net investment income of 52.6 cents per Class A share and
43.8 cents per Class B share.

The Fund historically has had a relatively short duration--or sensitivity to interest rate rise--due to its large holdings of high coupon bonds which provide a high level of current income. Thus, the Fund's total return tends to underperform the Lipper average when interest rates fall, as they did last year. In order to enhance total return, the Fund focused during 1995 on improving call protection and increasing duration by purchasing noncallable bonds and bonds trading at a discount to par, and selling callable bonds priced near par. In terms of credit concerns, the Fund reduced its hospital holdings over the past year from approximately 21% of assets to 13% due to ongoing uncertainty in the healthcare sector. The Fund remained fully invested throughout the year to maximize current income, although calls on high coupon bonds slightly eroded the Fund's yield.

Looking forward, the uncertainty of potential tax reform during the next two years remains the main hurdle facing the tax exempt bond market. This uncertainty continues to keep municipal bonds historically cheap to taxable bonds. As investors realize the unlikelihood of major tax reform, municipal bonds are likely to outperform taxable bonds. Thus, we continue to believe that municipal bonds represent an attractive opportunity for long-term investors.

As always we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner

Chief Investment Officer
  and Portfolio Manager

January 31, 1996


Cumulative Performance Information
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Comparison of change in value of $10,000 investment in the First
Investors Insured Tax Exempt Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.

As of December 31, 1995
[worm chart omitted; the following figures were used to create this chart]
             TAX EXEMPT          LEHMAN
JAN 1986       9,375             10,000
DEC 1986      10,833             11,932
DEC 1987      11,074             12,111
DEC 1988      12,262             13,340
DEC 1989      13,306             14,779
DEC 1990      14,150             15,856
DEC 1991      15,600             17,782
DEC 1992      16,840             19,350
DEC 1993      18,504             21,725
DEC 1994      17,466             20,602
DEC 1995      20,263             24,197

**BOXED INFORMATION INSIDE GRAPH

                      Average Annual Total Return*
                      N.A.V. Only   S.E.C. Standardized
Class A shares
  One Year              16.0%           8.7%
  Five Years             7.5%           6.1%
  Ten Years              8.0%           7.3%
  S.E.C. 30-Day Yield           4.6%
Class B shares
  Since Inception       14.3%           9.6%
  S.E.C. 30-Day Yield           4.2%

The graph compares a $10,000 investment made in the First
Investors Insured Tax Exempt Fund, Inc. (Class A shares) on 1/1/86 with a theoretical investment in the Lehman Brothers Municipal Bond Index. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses or cost of insurance of the bonds held by an insured tax-exempt bond fund. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown above based on differences in sales loads and fees paid by shareholders investing in the different classes.

The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp.

*Average Annual Total Return figures (for the period ended 12/31/95) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The returns for Class B shares (first offered for sale on 1/12/95) are for the period 1/12/95 through 12/31/95. The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 1995

-------------------------------------------------------------------------------------------------------------------
                                                                                                             Amount
                                                                                                           Invested
                                                                                                           For Each
Principal                                                                                                $10,000 of
 Amount    Security                                                                         Value        Net Assets
-------------------------------------------------------------------------------------------------------------------
           MUNICIPAL BONDS--99.6%
           Alaska--.4%
$  8,000 M North Slope Boro, Alaska General Obligation Zero Coupon 6/30/2005       $    4,970,000           $    36
-------------------------------------------------------------------------------------------------------------------
           Arizona--1.4%
   8,550 M Arizona State Municipal Financing Program Ctfs. of Partn. 7.7% 8/1/2010     10,473,750                76
   7,000 M Mesa, Arizona Utility System Revenue 7 1U8% 7/1/2011                         8,575,000                63
-------------------------------------------------------------------------------------------------------------------
                                                                                       19,048,750               139
-------------------------------------------------------------------------------------------------------------------
           California--3.6%
   2,865 M California Public Capital Improv. Fin. Auth. 8.1% 3/1/2018                   3,108,525                23
   4,220 M Long Beach Finance Authority 6% 11/1/2017                                    4,615,625                34
  10,000 M San Francisco City & County Redev. Agcy. 6 3U4% 7/1/2025                    11,125,000                81
           San Jose Redevelopment Agency Tax Allocation:
   5,000 M   6% 8/1/2015                                                                5,475,000                40
  12,700 M   5% 8/1/2020                                                               12,065,000                88
   5,000 M Santa Clara County Financing Authority 7 3U4% 11/15/2010                     6,356,250                46
   5,720 M South Orange Cnty. Public Financing Authority 6 1U2% 8/15/2010               6,463,600                47
-------------------------------------------------------------------------------------------------------------------
                                                                                       49,209,000               359
-------------------------------------------------------------------------------------------------------------------
           Colorado--.1%
   1,850 M Aurora Municipal Building Corp. 9.2% 12/1/1997*                              2,041,937                15
-------------------------------------------------------------------------------------------------------------------
           Connecticut--1.8%
           Connecticut Special Tax Obligation Revenue:
  13,500 M   6 1U2% 10/1/2011                                                          15,440,625               112
   9,000 M   6 1U8% 9/1/2012                                                           10,035,000                73
-------------------------------------------------------------------------------------------------------------------
                                                                                       25,475,625               185
-------------------------------------------------------------------------------------------------------------------
           Delaware--.6%
   7,000 M Delaware State Econ. Dev. Auth. Rev. Pollution Control 7.15% 7/1/2018        7,822,500                57
-------------------------------------------------------------------------------------------------------------------
           District of Columbia--3.0%
           Washington D.C. General Obligation:
  10,530 M   Series "C" 8% 6/1/1998*                                                   11,596,162                84
   5,800 M   Series "A" 6 1U2% 6/1/2009                                                 6,401,750                47
   8,875 M   Series "A" 6% 6/1/2011                                                     9,374,219                68
  13,255 M   Series "E" 6% 6/1/2012                                                    13,718,925               100
-------------------------------------------------------------------------------------------------------------------
                                                                                       41,091,056               299
-------------------------------------------------------------------------------------------------------------------
           Florida--4.5%
  13,865 M Dade County Guaranteed Entitlement Rev. Zero Coupon 2/1/2011                 6,065,937                44
   2,255 M Dade County Spec. Oblig. (Miami Beach Conv. Ctr.) 8 5U8% 12/1/2008           2,497,412                18
           Escambia County Utilities Authority:
   5,485 M   6 1U4% 1/1/2012                                                            6,156,913                45
   5,360 M   6 1U4% 1/1/2013                                                            6,009,900                44
   1,070 M Florida Hsg. Fin. Agy. Residential Mtge. Rev. (Series 2) 8% 12/15/2016       1,117,487                 8
   5,000 M Florida State Turnpike Authority Revenue 5% 7/1/2019                         4,831,250                35
           Orange County Health Facilities:
   8,410 M   Mercy Medical 7 7U8% 12/1/2025                                             8,946,138                65
   7,725 M   Sarasota, Lee Memorial, Venice 7 7U8% 12/1/2025                            8,217,469                60
   1,750 M Palm Beach County Solid Waste Authority 8 3U8% 7/1/2010                      1,909,687                14
   3,000 M Plant City Utility System 6% 10/1/2015                                       3,277,500                24
           Sunrise Utilities System Revenue:
   1,500 M   10 1U4% 10/1/2000*                                                         1,882,500                13
   1,500 M   10 3U4% 10/1/2000*                                                         1,914,375                14
   5,975 M Tampa Utilities Tax & Spl. Rev. 8 1U8% 10/1/1997*                            6,505,281                47
   1,395 M West Coast Regional Water Supply Auth. 10.4% 10/1/2010*                      2,033,213                15
-------------------------------------------------------------------------------------------------------------------
                                                                                       61,365,062               446
-------------------------------------------------------------------------------------------------------------------
           Georgia--7.1%
   3,960 M Cherokee County Water & Sewer Auth. Revenue 5.2% 8/1/2025                    3,935,250                29
   5,815 M Fulton County Water & Sewer Revenue 6 3U8% 1/1/2014                          6,650,906                48
           Georgia Municipal Electric Authority Power Revenue:
   2,000 M   8 3U8% 1/1/1997*                                                           2,117,640                15
  14,000 M   8 1U8% 1/1/1998*                                                          15,260,000               111
   5,000 M   6 1U4% 1/1/2012                                                            5,575,000                41
           Metropolitan Atlanta Rapid Transit Authority:
  20,500 M   6 1U4% 7/1/2011                                                           23,011,250               167
   7,500 M   6 3U4% 7/1/2013                                                            8,390,625                61
  28,165 M   6 1U4% 7/1/2020                                                           32,319,338               235
-------------------------------------------------------------------------------------------------------------------
                                                                                       97,260,009               707
-------------------------------------------------------------------------------------------------------------------
           Hawaii--1.4%
           Hawaii State General Obligation:
   5,500 M   6% 10/1/2009                                                               6,084,375                44
   6,000 M   6% 10/1/2010                                                               6,652,500                49
   6,000 M Honolulu General Obligation 5 3U4% 4/1/2012                                  6,337,500                46
-------------------------------------------------------------------------------------------------------------------
                                                                                       19,074,375               139
-------------------------------------------------------------------------------------------------------------------
           Illinois--10.8%
  27,200 M Chicago Board of Education Lease Certificates 6% 1/1/2020                   29,546,000               215
  16,660 M Chicago General Obligation 6 1U8% 1/1/2016                                  17,513,825               128
           Chicago O'Hare International Airport Revenue:
  13,090 M   6 3U8% 1/1/2012                                                           14,219,013               104
  10,000 M   6 3U8% 1/1/2015                                                           10,775,000                78
           Chicago Public Building Commission Building Revenue:
   3,340 M   7 3U4% 1/1/1999*                                                           3,732,450                27
   3,500 M   8 3U4% 1/1/2007                                                            3,738,000                27
   2,500 M Des Plaines Hosp. Facs. (Holy Family Hosp.) 9 1U4% 1/1/2014                  2,568,000                19
   2,800 M Hazel Crest Hosp. Facs. Rev. (South Sub. Proj.) 9 1U8% 7/1/1997*             3,059,000                22
  16,750 M Illinois Development Finance Auth. Poll. Control Rev. 6 3U4% 3/1/2015       18,529,687               135
           Illinois Development Finance Authority Rev. (Rockford School 205):
   3,400 M   6.55% 2/1/2009                                                             3,795,250                28
   5,000 M   6.6% 2/1/2010                                                              5,631,250                41
   3,000     6.65% 2/1/2011                                                             3,412,500                25
           Illinois Health Facilities Authority Revenue:
   4,300 M   Bromenn Healthcare Project 8% 8/15/1998*                                   4,789,125                35
   1,500 M   Grant Hospital 7 1U2% 12/1/1996*                                           1,580,085                11
   1,765 M   Mercy Hospital & Medical Center 9 1U2% 1/1/2015                            1,837,700                13
   1,000 M   Methodist Medical Center 9 5U8% 10/1/2010                                  1,033,410                 8
   2,600 M   SSM Health Care Project Series "B" 8% 6/1/1998*                            2,876,250                21
   4,000 M   University of Chicago Hospital 8.1% 8/1/1997*                              4,325,000                31
   1,750 M Lansing Sales Tax Rfdg. 7.7% 12/1/1998*                                      1,922,812                14
   4,000 M Regional Transportation Authority 7 3U4% 6/1/2019                            5,285,000                38
           Will County School District General Obligation:
   3,600 M   7% 12/1/2007                                                               4,270,500                31
   2,080 M   7.05% 12/1/2008                                                            2,477,800                18
   1,175 M   7.1% 12/1/2009                                                             1,404,125                10
-------------------------------------------------------------------------------------------------------------------
                                                                                      148,321,782             1,079
-------------------------------------------------------------------------------------------------------------------
           Indiana--1.5%
   4,070 M Delaware Cnty. Hosp. Auth. (Ball Memorial Hosp.) 6 5U8% 8/1/2006             4,466,825                32
   4,205 M Indiana Housing Fin. Auth. Single-Family Mtge. Rev. 7.6% 1/1/2016            4,483,581                33
   2,000 M Indiana State Edl. Facs. Auth. (Butler University) 8% 11/1/1998*             2,237,500                16
           Indianapolis Public Improvement Bond Bank:
   5,035 M   6 1U2% 1/1/2012                                                            5,695,844                41
   2,500 M   6 1U2% 1/1/2013                                                            2,825,000                21
   1,000 M Muncie Certificates of Participation 8.1% 2/1/1998*                          1,088,750                 8
-------------------------------------------------------------------------------------------------------------------
                                                                                       20,797,500               151
-------------------------------------------------------------------------------------------------------------------
           Louisiana--4.9%
   1,030 M Bossier Cty. Public Imp. Sales & Use Tax Rev. 9 1U4% 11/1/1997*              1,138,150                 8
   2,000 M Calcasieu Parish Mem. Hosp. (Lake Charles Hosp.) 8.4% 12/1/1997*             2,195,000                16
   3,000 M Greater New Orleans Expressway 7.8% 11/1/1996*                               3,186,090                23
           Louisiana Public Facilities Authority Hospital Revenue:
   1,325 M   Daughters of Charity 9 3U4% 2/1/1996*                                      1,357,264                10
   2,350 M   Touro Infirmary 8% 6/1/1998*                                               2,596,750                19
   2,400 M   Womens Hospital Foundation 8 1U8% 10/1/1998*                               2,685,000                20
           Louisiana Public Facilities Hlth. & Ed. Cap. Fac.:
   5,845 M   CP Program 7.9% 12/1/2015                                                  6,473,337                47
   1,750 M   Our Lady of the Lake 8.2% 12/1/1998*                                       1,968,750                14
           Louisiana State General Obligation:
   8,050 M   6.1% 5/1/2010                                                              8,633,625                63
  14,555 M   6% 5/1/2012                                                               15,464,687               113
  14,000 M   6% 5/1/2014                                                               14,752,500               107
  15,000 M New Orleans Regl. Transit Auth. Sales Tax Rev. Zero Cpn. 12/1/2021           3,487,500                25
   3,000 M Regional Transportation Authority Revenue 8% 12/1/2013                       3,345,000                24
-------------------------------------------------------------------------------------------------------------------
                                                                                       67,283,653               489
-------------------------------------------------------------------------------------------------------------------
           Maryland--.4%
   5,000 M Maryland Indl. Dev. Auth. 5.928% 8/26/2022                                   5,393,750                39
-------------------------------------------------------------------------------------------------------------------
           Massachusetts--5.5%
   4,750 M Boston General Obligation 7 3U8% 2/1/2000*                                   5,379,375                39
   2,300 M Mass. Bay Transportation Authority Ctfs. of Partn. 7.65% 8/1/2000*           2,670,875                19
           Mass. Bay Transportation Authority Gen. Sys. Rev.:
   9,080 M   5.8% 3/1/2012                                                              9,579,400                70
  11,175 M   5.8% 3/1/2013                                                             11,845,500                86
  10,000 M   5 7U8% 3/1/2015                                                           10,612,500                77
           Mass. Health & Educational Facilities Authority:
   2,300 M   Berkshire Health Systems 7.6% 10/1/1998*                                   2,550,125                19
   1,500 M   Carney Hospital 7 3U4% 7/1/2000*                                           1,740,000                13
   1,540 M Mass. Housing Finance Agency 7.7% 6/1/2017                                   1,634,325                12
  20,550 M Massachusetts State General Obligation 6% 8/1/2009                          22,656,375               165
   5,000 M Mass. State Water Resource Authority 6 1U4% 12/1/2012                        5,637,500                41
   1,000 M Palmer General Obligation 7.3% 3/1/2000*                                     1,133,750                 8
-------------------------------------------------------------------------------------------------------------------
                                                                                       75,439,725               549
-------------------------------------------------------------------------------------------------------------------
           Michigan--3.5%
   5,000 M Detroit Sewer Disposal System Revenue 5% 7/1/2025                            4,762,500                35
   2,000 M Detroit Water Supply System Revenue 5.55% 7/1/2012                           2,065,000                15
  10,000 M Michigan State General Obligation 6 1U4% 11/1/2012                          11,275,000                82
           Michigan State Housing Development
               Authority Single-Family Mtge. Rev.:
   4,685 M   7 1U2% 6/1/2015                                                            4,948,531                36
   2,500 M   7.3% 12/1/2016                                                             2,628,125                19
   2,135 M   7.7% 12/1/2016                                                             2,255,094                17
   4,500 M Monroe Cnty. Econ. Dev. Corp. (Detroit Edison Co.) 6.95% 9/1/2022            5,563,125                40
  15,010 M Wayne Charter Cnty. Airport Rev. 5 1U4% 12/1/2021                           14,615,988               106
-------------------------------------------------------------------------------------------------------------------
                                                                                       48,113,363               350
-------------------------------------------------------------------------------------------------------------------
           Minnesota--.2%
   1,315 M Eden Prairie Multi-Family Housing 8% 7/1/2026                                1,405,406                10
   1,240 M St. Paul Hsg. & Red. Auth. (Como-Lake Proj.) 7 1U2% 3/1/2026
             (Defaulted) (Note 1A)                                                      1,240,000                 9
-------------------------------------------------------------------------------------------------------------------
                                                                                        2,645,406                19
-------------------------------------------------------------------------------------------------------------------
           Mississippi--.5%
   4,475 M Mississippi Hosp. Equip. & Facs. Auth. Rev. (Baptist Med. Ctr.)
             7.6% 5/1/2000*                                                             5,146,250                37
   1,545 M Mississippi Hsg. Fin. Corp. Single-Family Mtge. Pur. Rev.
             7.8% 10/15/2016                                                            1,608,731                12
-------------------------------------------------------------------------------------------------------------------
                                                                                        6,754,981                49
-------------------------------------------------------------------------------------------------------------------
           Missouri--2.4%
   3,640 M Kansas City School District Bldg. Cap. Improvement 7.9% 2/1/1998*            3,994,900                29
           Missouri State Health & Educational Facilities Authority:
             BJC Health System Series "A":
   6,840 M     6 3U4% 5/15/2010                                                         7,985,700                58
  10,175 M     6 3U4% 5/15/2011                                                        11,993,781                87
  10,000 M   Lester Cox Zero Cpn. 9/1/2016                                              3,225,000                24
   5,245 M   SSM Health Care 6 1U4% 6/1/2007                                            5,690,825                41
-------------------------------------------------------------------------------------------------------------------
                                                                                       32,890,206               239
-------------------------------------------------------------------------------------------------------------------
           Nevada--.2%
   1,640 M Nevada Housing Div. Single-Family Prog. 7.6% 10/1/2018                       1,740,450                13
   1,195 M Reno Hosp. Rev. (St. Mary's Hospital) 7 3U4% 7/1/2000*                       1,366,781                10
-------------------------------------------------------------------------------------------------------------------
                                                                                        3,107,231                23
-------------------------------------------------------------------------------------------------------------------
           New Jersey--2.8%
   7,120 M Camden County Municipal Utilities Sewer Rev. 8 1U4% 12/1/2017                7,796,400                57
  11,185 M New Jersey Economic Development Auth. Market Trans. Fac. Rev.
             5 7U8% 7/1/2011                                                           11,814,156                86
           New Jersey Housing & Mortgage Financing Revenue:
   5,380 M   7 1U2% 4/1/2015                                                            5,675,900                41
   8,400 M   7 3U8% 10/1/2017                                                           8,862,000                65
   4,195 M   8.1% 10/1/2017                                                             4,457,188                32
-------------------------------------------------------------------------------------------------------------------
                                                                                       38,605,644               281
-------------------------------------------------------------------------------------------------------------------
           New Mexico--.4%
   1,000 M Farmington Power Rev. Gen. Dev. 9 7U8% 1/1/2005*                             1,375,000                10
           New Mexico Mortgage Finance Authority, Single-Family Mortgage:
   3,075 M   8% 1/1/2017                                                                3,217,219                23
   1,195 M   8 5U8% 7/1/2017                                                            1,248,775                 9
-------------------------------------------------------------------------------------------------------------------
                                                                                        5,840,994                42
-------------------------------------------------------------------------------------------------------------------
           New York--6.3%
           Metropolitan Transit Authority, Transit Facilities:
  10,000 M   8% 7/1/1998*                                                              11,125,000                81
   3,500 M   7 1U2% 7/1/2000*                                                           3,937,500                28
           New York City General Obligation:
  10,000 M   Series "A" 8 3U4% 11/1/1997*                                              10,987,500                80
   5,000 M   Series "B" 7 3U4% 8/1/1998*                                                5,443,750                40
   3,850 M   Series "A" 8% 8/1/1998*                                                    4,268,687                31
   4,500 M New York State Dorm. Auth. Revs. City Univ.
System 7 1U2% 7/1/2000*                                                                 5,186,250                38
           New York State Dorm. Auth. Revs. State Univ. Educ. System:
   2,780 M   7 1U4% 5/15/2000*                                                          3,165,725                23
  11,300 M   7 3U8% 5/15/2014                                                          12,656,000                92
   5,000 M New York State General Obligation 6% 6/15/2011                               5,318,750                39
           New York State Med. Care Facs. Fin. Agcy. Rev.:
   2,025 M   Hosp. & Nursing 7.35% 2/15/2029                                            2,232,563                16
  10,500 M   St. Luke's Hosp. 7.45% 2/15/2000*                                         11,970,000                87
   4,000 M New York State Urban Dev. Corp. 7 1U2% 1/1/2000*                             4,555,000                33
   5,840 M Suffolk Cnty., N.Y. Indl. Dev. Agcy. Southwest Sewer Sys. 6% 2/1/2008        6,453,200                47
-------------------------------------------------------------------------------------------------------------------
                                                                                       87,299,925               635
-------------------------------------------------------------------------------------------------------------------
           North Carolina--2.0%
           North Carolina Municipal Power Agency (Catawba):
   8,950 M   6% 1/1/2010                                                                9,755,500                71
   8,945 M   6% 1/1/2011                                                                9,738,869                71
   8,900 M   5% 1/1/2018                                                                8,555,125                62
-------------------------------------------------------------------------------------------------------------------
                                                                                       28,049,494               204
-------------------------------------------------------------------------------------------------------------------
           North Dakota--.7%
   8,000 M Mercer County Poll. Ctrl. Rev. (Basin Elec. Pwr. Coop.) 7.2% 6/30/2013       9,800,000                71
-------------------------------------------------------------------------------------------------------------------
           Ohio--.8%
   1,145 M Cuyahoga Cnty. Hosp. Rev. (Richmond Hts. Gen. Hosp.) 10% 12/1/2011           1,145,000                 9
   8,350 M Lucas Cnty. Hospital (Toledo Hosp.) 5% 11/15/2022                            7,838,562                57
   1,435 M Ohio State Air Quality Dev. Auth. (Ohio Power Co.) 7.4% 8/1/2009             1,551,594                11
-------------------------------------------------------------------------------------------------------------------
                                                                                       10,535,156                77
-------------------------------------------------------------------------------------------------------------------
           Oklahoma--4.4%
   4,000 M Central Oklahoma Transp. & Pkg. Rev. 8% 7/1/2006                             4,159,160                30
           Grand River Dam Authority Revenue:
   9,000 M   5 3U4% 6/1/2008                                                            9,686,250                71
   5,100 M   5 1U2% 6/1/2010                                                            5,361,375                39
  13,660 M   6 1U4% 6/1/2011                                                           15,555,325               113
  20,895 M   5 1U2% 6/1/2013                                                           21,887,513               159
   1,495 M Muskogee County Home Fin. Auth. Single-Family Mtge. 7.6% 12/1/2010           1,569,750                12
   1,420 M Tulsa County Home Fin. Auth. Single-Family Mtge. 7.35% 11/1/2010             1,533,600                11
-------------------------------------------------------------------------------------------------------------------
                                                                                       59,752,973               435
-------------------------------------------------------------------------------------------------------------------
           Oregon--1.2%
  11,000 M Oregon Health Sciences Univ. Rev. 5 1U4% 7/1/2025                           10,793,750                79
   6,100 M Oregon State Dept. Administrative Svcs. Certs. of Part. 5 3U8% 11/1/2016     6,054,250                44
-------------------------------------------------------------------------------------------------------------------
                                                                                       16,848,000               123
-------------------------------------------------------------------------------------------------------------------
           Pennsylvania--4.5%
   6,500 M Allegheny County Hospital Develop. Auth. Rev. (Magee-Womens)
             Zero Cpn. 10/1/2017                                                        1,974,375                14
   1,225 M Allegheny County Rev. Fin. Auth. Mtge. Single-Family Mtge.
             8% 6/1/2017                                                                1,280,125                 9
   6,500 M Pennsylvania State Certificates of Participation 5% 7/1/2015                 6,166,875                45
   5,000 M Pennsylvania State General Obligation 6 3U4% 11/15/2013                      5,606,250                41
  11,200 M Pennsylvania State Ind. Dev. Auth. 5 1U2% 1/1/2014                          11,326,000                82
   5,000 M Pennsylvania State Turnpike Commission Turnpike Revenue
             5 1U2% 12/1/2012                                                           5,087,500                37
           Philadelphia Water & Wastewater Revenue:
   5,000 M   5% 6/15/2017                                                               4,762,500                35
   5,000 M   5% 6/15/2018                                                               4,756,250                35
   9,050 M Pittsburgh Water & Sewer Authority 6 1U2% 9/1/2013                          10,384,875                76
   1,000 M Sewickely Valley Hosp. Auth. (Sewickely Vy. Hosp.) 7 1U2% 10/1/1999*         1,128,750                 8
           Westmoreland County Municipal Authority Municipal Services Revenue:
  10,800 M   Zero Coupon 8/15/2018                                                      3,091,500                22
   8,880 M   Zero Coupon 8/15/2019                                                      2,408,700                18
   5,880 M   Zero Coupon 8/15/2020                                                      1,506,750                11
   5,880 M   Zero Coupon 8/15/2021                                                      1,425,900                10
   5,000 M   Zero Coupon 8/15/2022                                                      1,150,000                 8
-------------------------------------------------------------------------------------------------------------------
                                                                                       62,056,350               451
-------------------------------------------------------------------------------------------------------------------
           Puerto Rico--1.3%
  18,730 M Puerto Rico General Obligations 5% 7/1/2021                                 17,980,800               131
-------------------------------------------------------------------------------------------------------------------
           Rhode Island--.5%
   1,000 M Rhode Island Health & Ed. Bldg. Corp. (Roger Williams Hosp.)
             11 3U8% 7/1/1996*                                                          1,037,040                 8
           Rhode Island Housing & Mortgage Finance Corp.:
   1,000 M   8 3U8% 10/1/2013                                                           1,051,250                 8
   1,500 M   8 3U8% 10/1/2016                                                           1,576,875                11
   2,500 M   8 3U8% 4/1/2019                                                            2,628,125                19
-------------------------------------------------------------------------------------------------------------------
                                                                                        6,293,290                46
-------------------------------------------------------------------------------------------------------------------
           South Dakota--.4%
   4,485 M South Dakota Health & Edl. Facs. Auth. (McKennan Hosp.) 7 5U8% 7/1/2014      5,045,625                37
-------------------------------------------------------------------------------------------------------------------
           Texas--12.7%
           Austin, Texas Utilities System Revenue:
             Capital Appreciation:
  30,465 M     Zero Coupon 5/15/2018                                                    8,872,931                64
  29,410 M     Zero Coupon 5/15/2019                                                    8,087,750                59
   5,120 M   Series "A" 7.8% 11/15/1998*                                                5,715,200                42
   4,280 M   Series "B" 7.8% 11/15/2012                                                 4,772,200                35
   2,000 M   8 5U8% 11/15/2002*                                                         2,452,500                18
   1,000 M   8 5U8% 11/15/2002*                                                         1,226,250                 9
  16,000 M   6% 11/15/2013                                                             17,520,000               127
   5,000 M Bexar County, Texas Health Facs. (Baptist Memorial) 6 3U4% 8/15/2019         5,568,750                41
  10,000 M Brazos River Auth., Houston Light & Power Proj. 8.1% 5/1/2019               10,950,000                80
           Brownsville Utility Systems Revenue:
   3,490 M   6 1U4% 9/1/2011                                                            3,908,800                28
   5,000 M   5 1U4% 9/1/2020                                                            4,793,750                35
   9,215 M Coastal Water Auth. Water Conveyance System 8 1U8% 12/15/1997*               9,917,644                72
           Harris County Toll Road Senior Lien:
   3,355 M   Series "B" 6 5U8% 8/15/1997*                                               3,560,494                26
   8,375 M   Series "A" 6 1U2% 8/15/2002*                                               9,474,219                69
  11,065 M   Series "A" 6 1U2% 8/15/2012                                               12,697,087                92
   7,305 M   Series "A" 6 1U2% 8/15/2013                                                8,327,700                61
           Houston Water Conveyance System Certificates of Participation:
   2,250 M   6 1U4% 12/15/2012                                                          2,517,187                18
   4,705 M   6 1U4% 12/15/2013                                                          5,193,144                38
   4,350 M   6 1U4% 12/15/2014                                                          4,844,813                35
   5,860 M   6 1U4% 12/15/2015                                                          6,548,550                48
   2,750 M Kerrville Electric System Rev. 8 3U8% 11/1/1997*                             3,011,250                22
   4,720 M North Cent. Texas Hlth. Fac. Dev. Corp. (Presbyt. "A" & "B")
             8 7U8% 12/1/1997*                                                          5,227,400                38
   1,500 M Northeast Hospital Auth. Rev. (Northeast Med. Ctr. Hosp.) 8 1U8% 7/1/1998*   1,668,750                12
           Rio Grande Valley Hlth. Fac. Dev. Corp. (Valley Baptist Med. Ctr.):
   3,910 M   8% 8/1/1998*                                                               4,349,875                32
   5,300 M   6.4% 8/1/2012                                                              5,697,500                41
   1,500 M Sabine River Auth. Poll. Control (Texas Util. Co. Proj.) 7 3U4% 4/1/2016     1,539,840                11
           San Antonio Electric & Gas Revenue:
   3,000 M   8% 2/1/1998*                                                               3,288,750                24
   1,850 M   10 1U2% 2/1/1998*                                                          2,118,250                15
   1,800 M Texas Health Facs. Dev. Corp. (Fort Worth Med. Ctr.) 8 1U8% 6/1/1998*        1,998,000                15
   5,000 M Texas Public Fin. Auth. 6.2% 2/1/2005                                        5,518,750                40
   2,700 M Texas Public Ppty. Fin. Corp. Rev. (Mental Health & Retardation)
             7 7U8% 1/1/1998*                                                           2,899,125                21
-------------------------------------------------------------------------------------------------------------------
                                                                                      174,266,459             1,268
-------------------------------------------------------------------------------------------------------------------
           Utah--1.1%
           Intermountain Power Agency (Utah Power Supply):
   4,000 M   Series C, 8 3U8% 7/1/1997*                                                 4,330,000                31
   2,500 M   Series D, 8 3U8% 7/1/2012                                                  2,706,250                20
   2,000 M Provo, Utah Electric System Revenue 10 3U8% 9/15/2015                        3,000,000                22
           Salt Lake County Water Conservancy District Revenue:
   3,800 M   Zero Cpn. 10/1/2011                                                        1,638,750                12
   3,800 M   Zero Cpn. 10/1/2012                                                        1,553,250                11
   3,760 M   Zero Cpn. 10/1/2013                                                        1,447,600                11
-------------------------------------------------------------------------------------------------------------------
                                                                                       14,675,850               107
-------------------------------------------------------------------------------------------------------------------
           Virginia--.9%
  11,000 M Hanover County Indl. Dev. Auth. (Mem. Regl. Med. Ctr. Proj.)
             6 3U8% 8/15/2018                                                          12,567,500                91
-------------------------------------------------------------------------------------------------------------------
           Washington--2.4%
   2,710 M Benton County Public Utilties District #001 11 5U8% 11/1/1997*               3,065,688                22
   5,000 M Tacoma Electric System Revenue 8% 1/1/1998*                                  5,468,750                40
           Washington Public Power Supply System:
   5,000 M   Project No. 2 - 7 3U8% 7/1/2000*                                           5,712,500                42
   4,960 M   Project No. 2 - 7 3U8% 7/1/2001*                                           5,704,000                41
     934 M   Project Nos. 4 & 5 - 8 1U2% 7/1/2017 (Defaulted) (Note 1A)                   934,080                 7
   5,000 M Washington State General Obligation 6.4% 6/1/2017                            5,700,000                41
   2,500 M Washington State Hlth. & Educ. Facs. (Mason Med. Ctr.) 8% 7/1/2015           2,690,625                20
   3,900 M Washington State Hsg. Fin. Comm. Single-Family Mtge. 7.7% 7/1/2016           4,129,125                30
-------------------------------------------------------------------------------------------------------------------
                                                                                       33,404,768               243
-------------------------------------------------------------------------------------------------------------------
           West Virginia--1.0%
   1,050 M West Virginia State Hosp. Fin. Auth. (Monongalia Hosp.) 8 1U2% 7/1/1997*     1,118,250                 8
  13,885 M West Virginia Water Development Authority 5% 11/1/2018                      12,965,119                94
-------------------------------------------------------------------------------------------------------------------
                                                                                       14,083,369               102
-------------------------------------------------------------------------------------------------------------------
           Wisconsin--2.4%
   5,000 M Superior, Wisconsin Ltd. Oblig. Rev. (Midwest Energy) 6.9% 8/1/2021          6,043,750                44
           Wisconsin Housing & Economic Development Authority:
   1,435 M   7 1U2% 9/1/2017                                                            1,495,988                11
   4,145 M   7.6% 9/1/2017                                                              4,378,156                32
  14,840 M   7 3U4% 9/1/2017                                                           15,730,400               115
   1,545 M Wisconsin Municipal Insurance Comm. Rev. 8.7% 4/1/2007                       1,658,944                12
           Wisconsin State Health & Educational Facilities Authority Revenue:
   2,000 M   Hospital Sisters Services Inc. 7 5U8% 11/15/1998*                          2,225,000                16
   1,500 M   Novus Health Group 8% 12/1/1998*                                           1,683,750                12
-------------------------------------------------------------------------------------------------------------------
                                                                                       33,215,988               242
-------------------------------------------------------------------------------------------------------------------
           Total Value of Municipal Bonds (cost $1,244,526,025)                     1,368,428,096             9,955
-------------------------------------------------------------------------------------------------------------------
           SHORT-TERM TAX EXEMPT INVESTMENTS--1.1%
           Michigan--.9%
  13,000 M Michigan State Underground Storage Tank Fin. Auth. Floating Rate
             Note 5.15%**                                                              13,000,000                94
-------------------------------------------------------------------------------------------------------------------
           New York--.1%
   2,000 M New York City General Obligation Floating Rate Note 5%**                     2,000,000                14
-------------------------------------------------------------------------------------------------------------------
           Tennessee--.1%
   1,000 M Hamilton Cnty, Tenn. Ind'l Dev. Rev. Floating Rate Note 5.3%**               1,000,000                 7
-------------------------------------------------------------------------------------------------------------------
           Total Value of Short-Term Tax Exempt Investments (cost $16,000,000)         16,000,000               115
-------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $1,260,526,025)         100.7%           1,384,428,096            10,070
Excess of Liabilities Over Other Assets                              (.7)              (9,656,916)              (70)
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%          $1,374,771,180           $10,000
                                                                                   ==============   ===============
*  Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Floating Rate Notes are determined and reset at least weekly by the issuer.
   Interest rate shown is the rate in effect at December 31, 1995.

See notes to financial statements


Statement of Assets and Liabilities
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 1995

-----------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (identified cost $1,260,526,025)
  (Note 1A)                                                                                  $1,384,428,096
Cash                                                                                                132,381
Receivables:
  Interest                                                                $   24,233,847
  Investment securities sold                                                   5,319,292
  Capital shares sold                                                            574,692         30,127,831
                                                                          --------------
Other assets                                                                                         81,733
                                                                                             --------------
Total Assets                                                                                  1,414,770,041
Liabilities
Payables:
  Investment securities purchased                                             36,154,107
  Capital shares redeemed                                                      1,334,164
  Dividend payable January 10, 1996                                            1,257,076
Accrued advisory fee                                                             788,845
Accrued expenses                                                                 464,669
                                                                          --------------
Total Liabilities                                                                                39,998,861
                                                                                             --------------
Net Assets (Note 4):
  Class A (132,331,251 shares outstanding)                                 1,372,751,820
  Class B (194,664 shares outstanding)                                         2,019,360     $1,374,771,180
                                                                          --------------    ===============

Net Assets Consist of:
Capital paid in                                                                              $1,264,512,987
Undistributed net investment income                                                                 232,483
Accumulated net realized loss on investment transactions                                        (13,876,361)
Net unrealized appreciation in value of investments                                             123,902,071
                                                                                             --------------
Total                                                                                        $1,374,771,180
                                                                                            ===============

Net asset value and redemption price per share--Class A                                              $10.37
                                                                                                     ======

Maximum offering price per share--Class A ($10.37/.9375)*                                            $11.06
                                                                                                     ======

Net asset value and offering price per share--Class B                                                $10.37
                                                                                                     ======

* On purchases of $25,000 or more, the sales charge is reduced.


                 See notes to financial statements


Statement of Operations
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
Year Ended December 31, 1995

-----------------------------------------------------------------------------------------------------------
Investment Income

Interest income                                                                                $ 86,308,137
Expenses (Notes 1 and 3):
  Advisory fee                                                              $  9,356,534
  Distribution plan expenses-Class A                                           3,936,480
  Distribution plan expenses-Class B                                               9,876
  Shareholder servicing costs                                                  1,037,407
  Bond insurance premiums                                                        322,978
  Reports and notices to shareholders                                            127,623
  Custodian fees                                                                 119,117
  Professional fees                                                               87,258
  Other expenses                                                                 421,114
                                                                            ------------
Total expenses                                                                15,418,387
Less: Custodian fees paid indirectly                                              53,091
                                                                            ------------
Net expenses                                                                                     15,365,296
                                                                                               ------------
Net investment income                                                                            70,942,841
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain on investments                                               8,136,087
Net unrealized appreciation of investments                                   122,110,841
                                                                            ------------
Net gain on investments                                                                         130,246,928
                                                                                               ------------
Net Increase in Net Assets Resulting from Operations                                           $201,189,769
                                                                                               ===========

                 See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

---------------------------------------------------------------------------------------------------------
Year Ended December 31                                                              1995             1994
---------------------------------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets from Operations
   Net investment income                                                  $   70,942,841   $   78,721,451
   Net realized gain (loss) on investments                                     8,136,087      (21,856,239)
   Net unrealized appreciation (depreciation) of investments                 122,110,841     (141,170,233)
                                                                          --------------   --------------
     Net increase (decrease) in net assets resulting from operations         201,189,769      (84,305,021)
                                                                          --------------   --------------
 Dividends to Shareholders from:
   Net investment income--Class A                                            (71,159,718)     (78,422,877)
   Net investment income--Class B                                                (44,535)              --
                                                                          --------------   --------------
     Total dividends                                                         (71,204,253)     (78,422,877)
                                                                          --------------   --------------
 Capital Share Transactions (a)
   Class A:
     Proceeds from shares sold                                                68,618,192       98,224,276
     Value of dividends reinvested                                            55,351,361       61,033,013
     Cost of shares redeemed                                                (182,664,583)    (202,387,164)
                                                                          --------------   --------------
                                                                             (58,695,030)     (43,129,875)
                                                                          --------------   --------------
   Class B:
     Proceeds from shares sold                                                 2,088,764               --
     Value of dividends reinvested                                                34,823               --
     Cost of shares redeemed                                                    (179,527)              --
                                                                          --------------   --------------
                                                                               1,944,060               --
                                                                          --------------   --------------
     Net decrease from capital share transactions                            (56,750,970)     (43,129,875)
                                                                          --------------   --------------
     Net increase (decrease) in net assets                                    73,234,546     (205,857,773)
 Net Assets
   Beginning of year                                                       1,301,536,634    1,507,394,407
                                                                          --------------   --------------
   End of year (including undistributed net investment income of
     $232,483 and $493,895, respectively)                                 $1,374,771,180   $1,301,536,634
                                                                           =============   ==============

 (a)Capital shares issued and redeemed
   Class A:
     Sold                                                                      6,907,266        9,853,687
     Issued for dividends reinvested                                           5,532,051        6,238,112
     Redeemed                                                                (18,333,002)     (20,662,077)
                                                                          --------------   --------------
     Net decrease in Class A shares outstanding                               (5,893,685)      (4,570,278)
                                                                              ===========  ==============

   Class B:
     Sold                                                                        209,525               --
     Issued for dividends reinvested                                               3,441               --
     Redeemed                                                                    (18,302)              --
                                                                          --------------   --------------
     Net increase in Class B shares outstanding                                  194,664               --
                                                                          ==============  ===============
                      See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

1. Significant Accounting Policies-The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek to provide a high level of interest income which is exempt from federal income tax.

A. Security Valuation-The Municipal Bonds in which the Fund invests are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Board of Directors. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When Issued Securities" are reflected in the assets of the Fund as of the date the securities are purchased.

The Fund's Municipal Bonds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. It is the intention of the Fund to retain any insured securities which are in default or in significant risk of default and to place a value on the defaulted securities equal to the value of similar securities which are not in default.

B. Federal Income Taxes-It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute exempt-interest dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code, and to make distributions of income and net realized capital gains (in excess of any available capital loss carryovers), sufficient to relieve it from all, or substantially all, federal income taxes. At December 31, 1995, the Fund had a capital loss carryover of $13,869,892 expiring in the year 2002.

C. Distributions to Shareholders-Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and post October losses.

D. Security Transactions and Investment Income-Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. The Fund's Custodian has provided credits in the amount of $53,091 against custodian charges based on the uninvested cash balances of the Fund.

2. Securities Transactions-For the year ended December 31, 1995, purchases and sales of investment securities, other than United States Government obligations and short-term notes, aggregated $494,660,447 and $562,561,301, respectively.

At December 31, 1995, the cost of investments for federal income tax purposes was $1,260,532,495. Accumulated net unrealized appreciation on investments was $123,895,601, consisting of $123,904,051 gross unrealized appreciation and $8,450 gross unrealized depreciation.

3. Advisory Fee and Other Transactions With Affiliates-Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC") and/or its transfer agent, Administrative Data Management Corp. ("ADM"). Officers and directors of the Fund received no remuneration from the Fund for serving in such capacity. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% of the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

Pursuant to certain state regulations, FIMCO has agreed to reimburse the Fund if and to the extent that the Fund's aggregate operating expenses, including the advisory fee but generally excluding interest, bond insurance premiums, taxes, brokerage commissions and extraordinary expenses, exceed any limitation on expenses applicable to the Fund in those states (unless waivers of such limitation have been obtained). The amount of any such reimbursement is limited to the amount of the yearly advisory fee. For the year ended December 31, 1995, no reimbursement was required pursuant to these provisions.

For the year ended December 31, 1995, FIC, as underwriter, received $698,289 in commissions, after allowing $87,383 to other dealers.
Shareholder servicing costs included $842,095 in transfer agent fees paid to ADM.

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act, the Fund is authorized to pay FIC a fee equal to .30% of the average net assets of the Class A shares and 1% of the average net assets of the Class B shares on an annualized basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of the Fund.

4. Capital-The Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to 12b-1 fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than 12b-1 fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 500,000,000 shares originally authorized, the Fund has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B.



Financial Highlights
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

The following table sets forth the per share operating performance for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

------------------------------------------------------------------------------------------------------------------------
                                                                 CLASS A                                         CLASS B
                                      -----------------------------------------------------------------------    -------
                                                           Year Ended December 31                               1/12/95*
                                      -----------------------------------------------------------------------
                                                                                                                      to
                                     1995    1994    1993     1992     1991   1990      1989     1988    1987     1986  2/31/95
------------------------------------------------------------------------------------------------------------------------
   Per Share Data
   --------------
    Net Asset Value,
      Beginning of Year              $ 9.42  $10.56  $10.32  $10.22   $ 9.92  $10.03   $ 9.91   $ 9.64  $10.14   $ 9.48   $ 9.48
                                     ------  ------  ------  ------   ------  ------   ------   ------  ------   ------   ------
     Income from Investment Operations
       Net investment income            .52     .56     .60     .65      .69     .70      .71      .72     .72      .75      .44
       Net realized and unrealized gain
         (loss) on investments          .96   (1.15)    .40     .15      .30    (.11)     .12      .27    (.50)     .68      .89
                                     ------  ------  ------  ------   ------  ------   ------   ------  ------   ------   ------
        Total from Investment
          Operations                   1.48    (.59)   1.00     .80      .99     .59      .83      .99     .22     1.43     1.33
                                     ------  ------  ------  ------   ------  ------   ------   ------  ------   ------   ------
    Less Distributions from:
      Net investment income             .53     .55     .61     .65      .69     .70      .71      .72     .72      .76      .44
      Net realized gains                 --      --     .15     .05       --      --       --       --      --      .01       --
                                     ------  ------  ------  ------   ------  ------   ------   ------  ------   ------   ------
    Total Distributions                 .53     .55     .76     .70      .69     .70      .71      .72     .72      .77      .44
                                     ------  ------  ------  ------   ------  ------   ------   ------  ------   ------   ------
    Net Asset Value, End of Year     $10.37  $ 9.42  $10.56  $10.32   $10.22  $ 9.92   $10.03   $ 9.91  $ 9.64   $10.14   $10.37
                                     ======  ======  ======  ======   ======  ======   ======   ======  ======   ======   ======
    Total Return(%)+                  16.01   (5.61)   9.88    8.05    10.26    6.13     8.64    10.61    2.33    15.51    14.27
    Ratios/Supplemental Data
    Net Assets, End of Year
      (in millions)                  $1,373  $1,302  $1,507  $1,363   $1,208  $1,132   $1,079     $971    $853     $730       $2
    Ratio to Average Net Assets:(%)
      Expenses                         1.14    1.18    1.15    1.16     1.13    1.14     1.01     1.04    1.13     1.02     1.88(a)
      Net investment income            5.25    5.64    5.69    6.32     6.82    7.03     7.16     7.33    7.39     7.75     4.45(a)
    Portfolio Turnover Rate(%)           37      57      58      52       34      28       26       43      18       16       37

*   Date shares first offered
+   Calculated without sales charges
(a) Annualized

            See notes to financial statements


Independent Auditor's Report

To the Shareholders and Board of Directors of First Investors Insured Tax Exempt Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Insured Tax Exempt Fund, Inc., including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Insured Tax Exempt Fund, Inc. at December 31, 1995, and the results of its operations, changes in its net assets and financial highlights for each of the respective years presented, in conformity with generally accepted accounting principles.

Tait, Weller & Baker

Philadelphia, Pennsylvania
January 31, 1996


Directors
---------
James J. Coy

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------
Glenn O. Head
President

Concetta Durso
Vice President and Secretary

Clark D. Wagner
Vice President

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary



FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.


Shareholder Information
----------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart, LLP
1800 M Street, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.


FIRST
INVESTORS
INSURED
TAX EXEMPT
FUND, INC.

ANNUAL REPORT



DECEMBER 31, 1995

Vertically reading from the bottom to top in the center of the page the words "First Investors" appear.

The following language appears to the left of the above language:

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379 in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" appears on the righthand side.

The following language appears on the lefthand side:

FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
95 WALL STREET
NEW YORK, NY 10005

The following appears on the bottom lefthand side:

First Investors logo
A MEMBER OF THE
FIRST INVESTORS
FINANCIAL NETWORK

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